Significant Accounting Policies - Major Charterers (Table) (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Entity Wide Revenue Major Customer
Percentage of time charter revenue	99.00%	100.00%
Charterer A
Entity Wide Revenue Major Customer
Percentage of time charter revenue	63.00%	60.00%
Charterer B
Entity Wide Revenue Major Customer
Percentage of time charter revenue	36.00%	40.00%